iShares
®
Emerging Markets Infrastructure ETF
Schedule of Investments
(unaudited)
June 30, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Brazil  —  15 .0%
Cia de Saneamento Basico do Estado de Sao Paulo
SABESP , ADR
(a)
........................ 193,676 $ 1,119,447
Cia Paranaense de Energia - Copel , ADR ........ 37,858 441,046
Motiva Infraestrutura de Mobilidade SA .......... 147,076 416,529
1,977,022
a
China  —  28 .0%
Anhui Expressway Co. Ltd. , Class H
(b)
........... 60,000 111,924
Beijing Capital International Airport Co. Ltd. , Class H
(b)
280,000 51,864
CGN Power Co. Ltd. , Class H
(c)
............... 868,000 296,793
China Gas Holdings Ltd. .................... 236,400 156,309
China Longyuan Power Group Corp. Ltd. , Class H .. 272,000 173,689
China Merchants Port Holdings Co. Ltd. ......... 174,000 274,312
China Oilfield Services Ltd. , Class H
(b)
........... 350,000 278,233
China Resources Power Holdings Co. Ltd. ........ 178,000 384,742
China Suntien Green Energy Corp. Ltd. , Class H ... 356,000 140,714
COSCO SHIPPING Energy Transportation Co. Ltd. ,
Class H ............................. 250,000 440,847
COSCO SHIPPING Ports Ltd.
(b)
............... 206,000 117,843
Guangdong Investment Ltd. .................. 224,000 221,946
Huaneng Power International, Inc. , Class H ....... 334,000 233,611
Jiangsu Expressway Co. Ltd. , Class H
(b)
......... 182,000 212,781
Kunlun Energy Co. Ltd. ..................... 312,000 255,795
Shenzhen International Holdings Ltd. ........... 206,999 140,626
Zhejiang Expressway Co. Ltd. , Class H
(b)
......... 246,000 186,138
3,678,167
a
Greece  —  1 .5%
Okeanis Eco Tankers Corp.
(c)
................. 4,065 200,817
a
Mexico  —  21 .5%
Grupo Aeroportuario del Centro Norte SAB de CV ,
ADR
(b)
............................... 4,994 564,772
Grupo Aeroportuario del Pacifico SAB de CV , ADR
(b)
. 5,831 1,476,176
Grupo Aeroportuario del Sureste SAB de CV , ADR
(b)
. 2,552 782,698
2,823,646
a
Qatar  —  4 .7%
Qatar Gas Transport Co. Ltd. ................. 523,875 618,703
a
South Korea  —  3 .9%
Korea Electric Power Corp. , ADR
(a) (b)
............ 42,053 508,841
a
Thailand  —  9 .4%
Airports of Thailand PCL , NVDR
(b)
.............. 636,800 1,240,179
a
United Arab Emirates  —  5 .9%
ADNOC Drilling Co. PJSC ................... 494,016 771,003
a
Total Common Stocks — 89.9%
(Cost: $ 11,312,523 ) ................................. 11,818,378
Security Shares Value
a
Preferred Stocks
Brazil  —  8 .5%
Axia Energia SA , Preference Shares , NVS , ADR .... 74,748 $ 789,339
Cia Energetica de Minas Gerais , Preference Shares ,
ADR
(b)
............................... 156,004 327,608
1,116,947
a
Total Preferred Stocks — 8.5%
(Cost: $ 886,310 ) ................................... 1,116,947
a
Total Long-Term Investments — 98.4%
(Cost: $ 12,198,833 ) ................................. 12,935,325
a
Short-Term Securities
Money Market Funds  —  5 .8%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(d) (e) (f)
...................... 744,075 744,299
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.62%
(d) (e)
............................ 15,390 15,390
a
Total Short-Term Securities — 5.8%
(Cost: $ 759,616 ) ................................... 759,689
Total Investments —  104.2%
(Cost: $ 12,958,449 ) ................................. 13,695,014
Liabilities in Excess of Other Assets — ( 4 .2 ) % ............... (552,292)
Net Assets — 100.0% ................................. $ 13,142,722
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Emerging Markets Infrastructure ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/26
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/26
  Shares
Held at
06/30/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 584,761  $ 159,319
(a)
$ —  $ 146  $ 73  $ 744,299  744,075  $ 1,019
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 2,275  13,115
(a)
—  —  —  15,390  15,390  133  —
$ —  $ 146  $ 73
$ 759,689
$ 1,152  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI Emerging Markets Index ............................................................ 1 09/18/26 $ 88 $ (1,547)

iShares
®
Emerging Markets Infrastructure ETF
Schedule of Investments
(unaudited) (continued)
June 30, 2026
3
Schedule of Investments
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 6,459,606  $ 5,358,772  $ —  $ 11,818,378
Preferred Stocks ......................................... 1,116,947  —  —  1,116,947
Short-Term Securities
Money Market Funds ...................................... 759,689  —  —  759,689
$ 8,336,242  $ 5,358,772  $ —  $ 13,695,014
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (1,547) $ —  $ —  $ (1,547)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipt
NVDR Non-Voting Depository Receipt
NVS Non-Voting Shares
PCL Public Company Limited
PJSC Public Joint Stock Company
Fair Value Hierarchy as of Period End (continued)